FINANCIAL RISK MANAGEMENT ACTIVITIES - Narrative (Details) $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Deferred compensation asset	$ 48	$ 48	$ 12	$ 25
Mponeng
Disclosure of nature and extent of risks arising from financial instruments [line items]
Deferred compensation asset	$ 23
Discount rate (in percent)	8.00%	8.40%
Gramalote
Disclosure of nature and extent of risks arising from financial instruments [line items]
Deferred compensation asset	$ 25
Discount rate (in percent)	9.40%	9.40%
Financial assets past due but not impaired | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 14	$ 14	$ 12
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum debt covenant ratio allowed per agreement	3.5
Leverage ratio allowed under debt agreements	4.5
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum debt covenant ratio allowed per agreement	3.5
Leverage ratio allowed under debt agreements	3.5